Employee benefits expensed (Tables)	6 Months Ended
Jun. 30, 2026
Employee benefits expensed [Abstract]
Employee Benefits Expensed
	6 months ended 30-Jun-2026	6 months ended 31-Dec-2025
	$'000	$'000

Non-executive director fees	195	205
Executive director fees	125	125
Employee benefits expense	1,121	1,289
Share-based payments	846	1,102

Total employee benefits expensed	2,287	2,721